               SUBJECT TO COMPLETION DATED NOVEMBER 16, 1995

                        GOLDMAN SACHS MONEY MARKET TRUST

                  FINANCIAL SQUARE MONEY MARKET PLUS FUND
                               FST SERVICE SHARES
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is no-load, open-end, manage-ment investment company (a "mutual fund") which includes the Financial Square Money Market Plus Fund (the "Fund"). This Prospectus relates only to the offer-ing of FST Service units of beneficial interest ("FST Service Shares") of the Fund. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as the Fund's investment adviser and administrator. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objective by investing in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obliga-tions of U.S. and foreign companies, securities issued by foreign governments, states, municipalities and other entities, and repurchase agreements.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION.......Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated January , 1996, as amended or supplemented from time to time, is available upon request without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Service Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Il-linois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

--------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES IN-VESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is January  , 1996

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGIS-TRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURI-TIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFEC-TIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITA-TION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Money Market Plus
 Fund.....................................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Additional Services.......................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Exchanges.................................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                          FST SERVICE SHARES (NOTE 2)

                                                                   FINANCIAL
                                                                     SQUARE
                                                                  MONEY MARKET
                                                                   PLUS FUND
                                                                  ------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases...................     None
     Sales Charge Imposed on Reinvested Distributions............     None
     Deferred Sales Load Imposed on Redemptions..................     None
     Exchange Fee................................................     None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3)............     0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...............................     0.13%
       Service Fees (Note 4).....................................     0.50%
       Other Expenses............................................     0.01%
                                                                      ----
   TOTAL OPERATING EXPENSES (Note 3).............................     0.68%
                                                                      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Money Market Plus Fund.....................  $ 7    $ 22

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Service shares of the Fund had been issued. Accordingly, the costs and expenses included in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The ta-ble and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management." Investors should be aware that, due to service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Deal-ers, Inc.
(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Fund. The Fund also offers FST Administration Shares, FST Preferred Shares and FST Shares which are subject to different fees and expenses (which affects performance) and are entitled to different services. Information regarding FST Administration Shares, FST Preferred Shares and FST Shares may be ob-tained from your sales representative or Goldman Sachs by calling the num-ber on the cover page of this Prospectus.

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limita-tions not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.045% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Fund would be 0.75% of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Money Market Plus Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

  INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE MONEY MARKET PLUS FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                              ADDITIONAL SERVICES

  The Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for com-pensation to the Service Organization in an amount up to .50 of 1% (on an annualized basis) of the average daily net asset value of the FST Service Shares of the Fund attributable to or held in the name of the Service Organiza-tion for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, di-rectly or through an agent, as the sole shareholder of record, maintaining ac-count records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of the Fund for its customers, responding to inqui-ries from prospective and existing shareholders and assisting customers with investment procedures.

  Holders of FST Service Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Service Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Serv-ice Organizations or their nominees, which may purchase FST Service Shares of the Fund through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Service Shares of the Fund are deemed to have been purchased when an or-der becomes effective and are entitled to dividends on FST Service Shares pur-chased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By: 3:00 p.m.--N.Y. time              Same Business Day
      -------------------------------------------------------
      After: 3:00 p.m.--N.Y. time           Next Business Day
      -------------------------------------------------------


  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Service Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Service Shares held in each record holder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Fund, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by informa-tion identifying the account in which FST Service Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Service Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST

Service Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, as record owners of FST Service Shares, monthly. Distributions will be made in additional FST Service Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and dis-tributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all div-idends and capital gain distributions will be reinvested. Dividends will be re-invested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of the Fund may be exchanged by Service Organizations for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to pre-vent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to con-firm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of the Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have es-tablished procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Service Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Ac-count Information Form. It may be difficult to implement redemptions by tele-phone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Service Shares. The payment of redemption proceeds for FST Service Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.
PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

--------------------------------------------------------------------------------

    REDEMPTION REQUEST RECEIVED
     FROM SERVICE ORGANIZATION       REDEMPTION PROCEEDS
         BY GOLDMAN SACHS                ORDINARILY             DIVIDENDS
    ---------------------------      -------------------        ---------
 By:  3:00 p.m.--N.Y. time         Wired Same Business Day Not earned on Day
                                                            request is
                                                            received
----------------------------------------------------------------------------
After: 3:00 p.m.--N.Y. time        Wired Next Business Day Earned on Day
                                                            request is
                                                            received
----------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Service Shareholder. The Fund may redeem all of the FST Service Shares of any FST Service Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Service Shares are being redeemed to allow them to purchase suffi-cient additional FST Service Shares of the Fund to avoid such redemption.
                        -------------------------------

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY SUCH STATE.                                                               +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

               SUBJECT TO COMPLETION DATED NOVEMBER 16, 1995

                        GOLDMAN SACHS MONEY MARKET TRUST

                  FINANCIAL SQUARE MONEY MARKET PLUS FUND
                                   FST SHARES
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Money Market Plus Fund (the "Fund"). This Prospectus relates only to the offering of FST units of beneficial interest ("FST Shares") of the Fund. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as the Fund's investment adviser and administrator. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objective by investing in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obliga-tions of U.S. and foreign companies, securities issued by foreign governments, states, municipalities and other entities, and repurchase agreements.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated January , 1996, as amended or supplemented from time to time, is available upon request without charge by calling the telephone num-ber listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Ex-change Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

--------------------------------------------------------------------------------

FST SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Money Market Plus
 Fund.....................................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  15
Exchanges.................................................................  15
Redemption of Shares......................................................  16
Appendix A................................................................ A-1
Account Information Form

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                              FST SHARES (NOTE 2)

                                                              FINANCIAL SQUARE
                                                                MONEY MARKET
                                                                 PLUS FUND
                                                              ----------------
   SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases................       None
    Sales Charge Imposed on Reinvested Distributions.........       None
    Deferred Sales Load Imposed on Redemptions...............       None
    Exchange Fee.............................................       None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after ad-
     justments)
    Management Fees (after fee adjustments) (Note 3).........       0.04%
    Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...........................       0.13%
       Other Expenses........................................       0.01%
                                                                    ----
   TOTAL OPERATING EXPENSES (Note 3).........................       0.18%
                                                                    ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
   Financial Square Money Market Plus Fund.......................   $2     $ 6

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Shares of the Fund had been issued. Accordingly, the costs and expenses included in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypo-thetical example should not be considered a representation of past or fu-ture expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."
(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Shares of the Fund. The Fund also offers FST Administration Shares, FST Preferred Shares and FST Service Shares which are subject to different fees and expenses (which affects per-formance) and are entitled to different services. Information regarding FST Administration Shares, FST Preferred Shares and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.
(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, interest, broker-age and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been re-flected in the above table, the estimated management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.045% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.25%, of average daily net assets.

                          AN INTRODUCTION TO THE FUND

  Financial Square Money Market Plus Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

  INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE MONEY MARKET PLUS FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                              PURCHASE OF SHARES

  FST Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase price in Federal Funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after re-ceipt. FST Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

-------------------------------------------------------------------------------

  FST Shares of the Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

      IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
      -------------------------------------   ---------------
      By:3:00 p.m.--N.Y. time                 Same Business Day
---------------------------------------------------------------
      After:3:00 p.m.--N.Y. time              Next Business Day
---------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Fund are purchased at the net asset value per Share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Shares held in each shareholder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

INITIAL PURCHASES

  The minimum requirement for investing in the Fund is $50 million ($10 mil-lion if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of the Fund will receive an annual report containing audited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confir-mation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements is-sued by Goldman Sachs. A year-to-date statement for any account will be pro-vided upon request made to Goldman Sachs. FST Shareholders with inquiries re-garding the Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distribu-tor and Transfer Agent."

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York time), as a dividend and distributed to FST Shareholders monthly. Distributions will be made in additional FST Shares of the Fund or, at the election of FST Shareholders, in cash. The election to re-invest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all div-idends and capital gain distributions will be reinvested. Dividends will be re-invested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of the Fund may be exchanged for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund or Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of

Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of the Fund without charge upon re-quest on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the Fund to be redeemed, the account number, pay-ment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the pro-ceeds are to be paid to other than pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Infor-mation Form included at the end of this Prospectus. It may be difficult to im-plement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form.
-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED  REDEMPTION PROCEEDS
BY GOLDMAN SACHS             ORDINARILY                    DIVIDENDS
---------------------------  -------------------           ---------
By:3:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such in-termediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a build-ing and loan association, a cooperative bank, a federal savings bank or associ-ation, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards estab-lished by Goldman Sachs. Goldman Sachs may also require additional documenta-tion in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Shareholder. The Fund may redeem all of the FST Shares of any FST Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty
(60) days' prior written notice to such shareholders whose FST Shares are being redeemed to allow them to purchase sufficient additional FST Shares of the Fund to avoid such redemption.

                               ----------------

                                   APPENDIX A

                    GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund in which you invest with your correct Social Security or other Taxpayer Identification Number (TIN), regard-less of whether you file tax returns. Failure to do so may subject you to pen-alties. Failure to provide your correct TIN in Section C and to sign your name on the line provided in that Section of the Account Information Form could re-sult in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account. However, distributions will not be subject to back-up withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends, and redemptions and exchanges will not be subject to backup withholding if the Fund successfully maintains a constant $1.00 net as-set value per Share. The Fund reserves the right to refuse to open an account for, or to close the account of, any investor who fails to (1) provide a TIN, or (2) certify that such TIN is correct (if required to do so under applicable law) in establishing an account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not have a TIN but have applied for or intend to apply for one, you should write "Applied for" in the space for a TIN in Section C. In this event, you should provide your TIN and required certifications within 60 days. If you do not provide your TIN and required certifications within 60 days, 31% withholding may apply. Backup withholding could apply to payments re-lating to your account prior to the Fund's receipt of your TIN and required certifications.

  If you have been notified by the IRS that you are subject to backup withhold-ing because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in Section C.

  If you are an exempt recipient, you should furnish your TIN in Section C, un-derline the word "exempt" and sign on the line provided in that Section. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, govern-mental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, check the "No" box in Sec-tion A and provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             GOLDMAN SACHS MUTUAL FUNDS--ACCOUNT INFORMATION FORM
        This Account Information Form Should be Forwarded Promptly to
                             Goldman, Sachs & Co.
                No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Mutual Funds                Master No. _________________
         4900 Sears Tower                                     Fund Use Only
         Chicago, IL 60606
         1-800-621-2550                            Date: ______________________

FINANCIAL SQUARE FUNDS                 [_] GS - Adjustable Rate Government
[_] Financial Square Prime Obligations     Agency Fund
    Fund                               [_] GS - Short-Term Government Agency
[_] Financial Square Money Market Fund     Fund
[_] Financial Square Treasury          [_] GS - Short Duration Tax-Free Fund
    Obligations Fund                   [_] GS - Core Fixed Income Fund
[_] Financial Square Government Fund   [_] The Goldman Sachs Portfolios
[_] Financial Square Tax-Free Money        Fill in Funds(s): ________________
    Market Fund                        [_] Other
                                           Fill in Fund(s): _________________
[_] Financial Square Money
    Market Plus Fund

[_] Other
    Fill in Fund(s): __________________

A. ACCOUNT RECORD
-------------------------------------------------------------------------------

--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number

---------------------------------------
Street or P.O. Box                      U.S. Citizen or Resident? Yes [_]No [_]


--------------------------------------- If no is checked, fill in country of
City                State     Zip       tax residence:

--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS--Check appropriate box (see "Dividends" in Prospectus)
-------------------------------------------------------------------------------
Dividends (including net short-term capital gains)    [_] Cash   [_] Shares
Net Long-Term Capital Gains Distributions             [_] Cash   [_] Shares
Dividends and capital gains
 reinvested in another fund in the
 Goldman Sachs Portfolios (see
 Prospectus for more information)                                [_] Shares
Fill in Fund(s): _______________________
(If no box is checked, dividends and capital gains distributions will be rein-vested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER
   CERTIFICATION
-------------------------------------------------------------------------------
Taxpayer Identification Number: __________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certifica-tion of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

      -------------------------------    ---------------------------------------
SIGN  Signature                          Name (print) and Title (if any)
HERE



     -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------

[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.

E. REDEMPTION PLANS--Check one box only (see "Redemption of Shares" in
   Prospectus)
-------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the fol-lowing information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemp-tions or for payments made to any unauthorized account.

                                                         Continued on next page

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See sec-tion F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or fee payments made to any unauthorized account.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added on separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ___________________________________  3) _____________________________________
   Bank Name         Bank Routing No.      Bank Name         Bank Routing No.


   ___________________________________     _____________________________________
   Street Address                          Street Address


   ___________________________________     _____________________________________
   City              State      Zip        City              State      Zip


   ___________________________________     _____________________________________
   Account Name      Account No.           Account Name      Account No.


2) ___________________________________  4) _____________________________________
   Bank Name         Bank Routing No.      Bank Name         Bank Routing No.


   ___________________________________     _____________________________________
   Street Address                          Street Address


   ___________________________________     _____________________________________
   City              State      Zip        City              State      Zip


   ___________________________________     _____________________________________
   Account Name      Account No.           Account Name      Account No.

If additional Bank Account Destinations are needed please attach on a separate sheet.

[_] Special Draft (Transfer Agent to Supply)       [_] By Mail

F. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right power and authority to make the investment applied for pursuant to this application and is signing for itself or in some fiduciary capacity in making such investment, and the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund shares on behalf of the undersigned. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED AND REVIEWED A CURRENT FUND PROSPECTUS.

The undersigned understands that a lesser degree of flexibility concerning the precise timing of a redemption of its investment in the GS Adjustable Rate Government Agency Fund, GS Core Fixed Income Fund, GS Short-Term Government Agency Fund or GS Short Duration Tax-Free Fund, as well as all other non-money market funds, increases the likelihood that the shareholder will be required to redeem shares under unfavorable market conditions. If shares are redeemed at a disadvantageous time, the value of the Fund's shares upon redemption may be less than the price at which the Fund's shares were purchased. Since none of the Funds listed in this paragraph is a money market fund or maintains a constant net asset value per share, the undersigned may experience a loss of principal on its investments in any such Fund during any particular period.

Number of Signatures required to make changes to this form. [_]


      _________________________________  __________________________________
SIGN  Signature                          Name (print) and Title (if any)
HERE

      _________________________________  __________________________________
      Signature                          Name (print) and Title (if any)

      _________________________________  __________________________________
      Signature                          Name (print) and Title (if any)

      ________________________________  __________________________________
      Date

G. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

_______________________________________  Affix Guarantee Stamp Here
Signature Guaranteed By

_______________________________________
Authorized Signature

               SUBJECT TO COMPLETION DATED NOVEMBER 16, 1995

                        GOLDMAN SACHS MONEY MARKET TRUST

                  FINANCIAL SQUARE MONEY MARKET PLUS FUND
                              FST PREFERRED SHARES
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Money Market Plus Fund (the "Fund"). This Prospectus relates only to the offering of FST Preferred units of beneficial interest ("FST Preferred Shares") of the Fund. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as the Fund's investment adviser and administra-tor. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objective by investing in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obliga-tions of U.S. and foreign companies, securities issued by foreign governments, states, municipalities and other entities, and repurchase agreements.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION.......Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-
ment of Additional Information dated January   , 1996, as amended or supple-
mented from time to time, is available upon request without charge from insti-tutions ("Service Organizations") that hold, directly or through an agent, FST Preferred Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chi-cago, Illinois 60606. The Statement of Additional Information, which is incor-porated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

--------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES IN-VESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Money Market Plus
 Fund.....................................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Administration............................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                         FST PREFERRED SHARES (NOTE 2)

                                                              FINANCIAL SQUARE
                                                                MONEY MARKET
                                                                 PLUS FUND
                                                              ----------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases...............       None
     Sales Charge Imposed on Reinvested Distributions........       None
     Deferred Sales Load Imposed on Redemptions..............       None
     Exchange Fee............................................       None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3)........       0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...........................       0.13%
       Administration Fees (Note 4)..........................       0.10%
       Other Expenses........................................       0.01%
                                                                    ----
   TOTAL OPERATING EXPENSES (Note 3).........................       0.28%
                                                                    ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Money Market Plus Fund.....................  $ 3     $ 9

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Preferred Shares of the Fund had been issued. Accordingly, the costs and expenses in-cluded in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."

(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relate only to FST Preferred Shares of the Fund. The Fund also offers FST Shares, FST Administration Shares and FST Service Shares which are subject to different fees and expenses (which affects per-formance) and are entitled to different services. Information regarding FST Shares, FST Administration Shares and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.045% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.35% of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Money Market Plus Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

  INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE MONEY MARKET PLUS FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                                 ADMINISTRATION

  The Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate Service Organizations for providing account administration services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organi-zations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .10 of 1% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of the Fund attributable to or held in the name of the Service Organization for its custom-ers. The services provided by a Service Organization may include acting, di-rectly or through an agent, as the sole shareholder of record, maintaining ac-count records for its customers, and processing orders to purchase and redeem FST Preferred Shares for its customers.

  Holders of FST Preferred Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in con-nection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Fund through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Preferred Shares of the Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By:         3:00 p.m.--N.Y. time      Same Business Day
      -------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
      -------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Preferred Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Preferred Shares held in each record holder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Fund, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Pre-ferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by infor-mation identifying the account in which FST Preferred Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Preferred Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST Preferred Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York Time) as a dividend and distributed to Service Organizations, as record owners of FST Administration Shares, monthly. Distri-butions will be made in additional FST Preferred Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organiza-tion at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may distribute at least annually its long-term capital gains, if any, after re-duction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net cap-ital gains realized on the disposition of securities during the months of No-vember and December may be distributed during the subsequent calendar year. Al-though realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of the Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption re-quests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Preferred Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Ac-count Information Form. It may be difficult to implement redemptions by tele-phone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an au-thorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Preferred Shares. The payment of redemption proceeds for FST Preferred Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.

--------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Share-holder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Preferred Shareholder. The Fund may redeem all of the FST Preferred Shares of any FST Preferred Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Share-holders whose FST Preferred Shares are being redeemed to allow them to purchase sufficient additional FST Preferred Shares of the Fund to avoid such redemption.
                               ----------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

               SUBJECT TO COMPLETION DATED NOVEMBER 16, 1995

                        GOLDMAN SACHS MONEY MARKET TRUST

                  FINANCIAL SQUARE MONEY MARKET PLUS FUND
                           FST ADMINISTRATION SHARES
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Money Market Plus Fund (the "Fund"). This Prospectus relates only to the offering of FST Administration units of beneficial interest ("FST Administra-tion Shares") of the Fund. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as the Fund's investment adviser and administrator. Goldman, Sachs & Co. serves as the Fund's distributor and trans-fer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objective by investing in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obliga-tions of U.S. and foreign companies, securities issued by foreign governments, states, municipalities and other entities, and repurchase agreements.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION........Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the
Statement of Additional Information dated January   , 1996, as amended or sup-
plemented from time to time, is available upon request without charge from in-stitutions ("Service Organizations") that hold, directly or through an agent, FST Administration Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Se-curities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

--------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IN-VOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Money Market Plus
 Fund.....................................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Administration............................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Exchanges.................................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                       FST ADMINISTRATION SHARES (NOTE 2)

                                                                 FINANCIAL
                                                                  SQUARE
                                                             MONEY MARKET PLUS
                                                                   FUND
                                                             -----------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases..............       None
     Sales Charge Imposed on Reinvested Distributions.......       None
     Deferred Sales Load Imposed on Redemptions.............       None
     Exchange Fee...........................................       None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3).......       0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees..........................       0.13%
       Administration Fees (Note 4).........................       0.25%
       Other Expenses.......................................       0.01%
                                                                   ----
   TOTAL OPERATING EXPENSES (Note 3)........................       0.43%
                                                                   ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Money Market Plus Fund.....................  $ 4     $14

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Administra-tion shares of the Fund had been issued. Accordingly, the costs and ex-penses included in the table and hypothetical example are based on esti-mated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypothetical example should not be considered a repre-sentation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."

(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Fund. The Fund also offers FST Shares, FST Preferred Shares, and FST Serv-ice Shares which are subject to different fees and expenses (which affects performance) and are entitled to different services. Information regarding FST Shares, FST Preferred Shares, and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.045% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.50% of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Money Market Plus Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

  INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE MONEY MARKET PLUS FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                                 ADMINISTRATION

  The Fund has adopted an Administration Plan with respect to the FST Adminis-tration Shares which authorizes it to compensate Service Organizations for pro-viding account administration services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organi-zations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25 of 1% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase and redeem FST Administration Shares for its customers.

  Holders of FST Administration Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Fund through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is ex-pected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Re-demption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Administration Shares of the Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Administration Shares purchased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By:         3:00 p.m.--N.Y. time      Same Business Day
      -------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
      -------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Administration Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Administration Shares held in each record holder's ac-count.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Fund, and may establish other requirements such as a minimum account bal-ance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Administration Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to sharehold-ers of record. The Service Organizations, as record holders of FST Administra-tion Shares, will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York Time) as a dividend and distributed to Service Organizations, as record owners of FST Administration Shares, monthly. Distri-butions will be made in additional FST Administration Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest divi-dends and distributions or receive them in cash may be changed by a Service Or-ganization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Divi-dends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. The Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid exces-sive fluctuations in the amount of monthly capital gains distributions, a por-tion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of the Fund may be exchanged by Service Organiza-tions for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund or Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unau-thorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or with-drawn at any time on 60 days' written notice.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of the Fund through their respective Service Organizations. The Service Organiza-tions are responsible for the transmittal of redemption requests by their cus-tomers to Goldman Sachs. In order to facilitate timely transmittal of redemp-tion requests, Service Organizations have established procedures by which redemp-tion requests must be made and times by which redemption requests must be re-ceived by them. Additional documentation may be required when deemed appropri-ate by a Service Organization.

  A Service Organization as the record holder of FST Administration Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemp-tion request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chi-cago, Illinois 60606. A Service Organization may request redemptions by tele-phone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Administration Shares. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.
PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

--------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Administration Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Adminis-tration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Administration Shareholder. The Fund may re-deem all of the FST Administration Shares of any FST Administration Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are being redeemed to allow them to purchase sufficient additional FST Administration Shares of the Fund to avoid such redemption.
                               ----------------